Leases - Summary of future annual Operating lease payments (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	May 16, 2022	Dec. 31, 2021
Operating Leases
2022	$ 566
2023	0		$ 6,173
2024	0		2,977
2025	0		1,931
2026	0		1,985
Thereafter	0
Total future lease payments	566		17,906
Less: Imputed interest	(7)		(3,427)
Total lease liabilities	559		14,479
Finance Leases
2022	166
2023			49
2024			0
2025			0
2026			0
Total future lease payments	166		49
Less: Imputed interest			(1)
Total lease liabilities	166	$ 200	$ 48
Net Operating Lease Payments
2022	400
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total future lease payments	400
Less: Imputed interest	(7)
Total lease liabilities	$ 393